Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Revenue		$ 373,473	$ 364,012	$ 365,704
(Loss) / income		(22,211)	450,469	(208,445)
Other comprehensive (loss) / income		15,359	(6,191)	41,428
Total comprehensive income for the year		17,801	438,647	309,548
Depreciation and amortization		32,092	30,416	30,794
Income taxes		16,675	11,499	72,809
Qoros [Member]
Disclosure of associates [line items]
Revenue	[1]	349,832	811,997	280,079
(Loss) / income	[1],[2]	(312,007)	(330,023)	(242,395)
Other comprehensive (loss) / income	[1],[2]	(8)	(23)	31
Total comprehensive income for the year	[1]	(312,015)	(330,046)	(242,364)
Kenon's share of comprehensive (loss) / income	[1]	(37,442)	(79,211)	(121,182)
Adjustments	[1]	386	873	(16)
Kenon's share of comprehensive (loss) / income presented in the books	[1]	(37,056)	(78,338)	(121,198)
Depreciation and amortization		172,000	129,000	102,000
Interest income		6,000	5,000	2,000
Interest expense		49,000	42,000	50,000
Income taxes		33,000	142,000	14,000
ZIM [Member]
Disclosure of associates [line items]
Revenue		3,299,761	3,247,864	2,978,291
(Loss) / income	[2]	(18,148)	(125,653)	6,235
Other comprehensive (loss) / income	[2]	(9,999)	(6,057)	(3,871)
Total comprehensive income for the year		(28,147)	(131,710)	2,364
Kenon's share of comprehensive (loss) / income		(9,007)	(42,147)	756
Adjustments		1,432	13,290	8,538
Kenon's share of comprehensive (loss) / income presented in the books		$ (7,575)	$ (28,857)	$ 9,294

[1]	The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2019 were approximately $172 million, $6 million, $49 million and $33 thousand (2018: $129 million, $5 million, $42 million and $142 thousand; 2017: $102 million, $2 million, $50 million and $14 thousand) respectively.
[2]	Excludes portion attributable to non-controlling interest.